SEMI-ANNUAL September 30, 2002

                               MUTUALS.COM, INC.

   GENERATION WAVE    AGGRESSIVE GROWTH FUND (GWAGX)

   GENERATION WAVE    GROWTH FUND (GWGFX)

   GENERATION WAVE    ALTERNATIVE GROWTH FUND (GWLGX)

   GENERATION WAVE    BALANCED FUND (GWBGX)

                      Each a series of MUTUALS.com

           "DEMOGRAPHICS,  A NEW APPROACH TO ASSET ALLOCATION"

INVESTMENT ADVISOR

MUTUALS.COM, INC.

MUTUALS.COM, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET, LB #373
DALLAS, TEXAS 75201

PHONE:     1-800-MUTUALS
FAX:       1-888-MUTUALS
WEB:     WWW.MUTUALS.COM

(MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER FROM THE PRESIDENT                                                      3
PORTFOLIOS OF INVESTMENTS
   GENERATION WAVE AGGRESSIVE GROWTH FUND                                      4
   GENERATION WAVE GROWTH FUND                                                 5
   GENERATION WAVE ALTERNATIVE GROWTH FUND                                     6
   GENERATION WAVE BALANCED FUND                                               7
STATEMENTS OF ASSETS AND LIABILITIES                                           8
STATEMENTS OF OPERATIONS                                                       9
STATEMENTS OF CASH FLOWS                                                      10
STATEMENTS OF CHANGES IN NET ASSETS                                           11
FINANCIAL HIGHLIGHTS                                                          13
NOTES TO FINANCIAL STATEMENTS                                                 17

                                                               November 29, 2002

                           LETTER FROM THE PRESIDENT

Dear Fellow Shareholders,

We all know that the market has been negative for almost three years now, and that our accounts have dropped in value. Despite everything that has happened, we have remained committed to our underlying funds such as Vanguard Healthcare, Dodge & Cox Stock, Fremont Bond, PIMCO Real Return, and others, because we believe that over the long-term, that is the best way to successfully invest in the market. Our research department will always remain committed to a long-term investment philosophy, proper asset allocation, rebalancing, and our multi-step mutual fund selection and screening process. We maintain these commitments for you, our shareholders.

We are proud to report that at the end of the most recent calendar quarter, September 30, 2002, that two of our four Funds were ranked in the top quartile for one year performance by Lipper Analytical Services. The ranking information follows below:

Generation Wave Alternative Growth Fund (GWLGX)
One year (Lipper rankings as of September 30, 2002)
Lipper Quartile Ranking                                1
Lipper Percentile ranking                              15%
Mid Cap Core Category Rank                             (66 of 447 funds)

Generation Wave Balanced Fund (GWBGX)
One year (Lipper rankings as of September 30, 2002)
Lipper Quartile Ranking                                1
Lipper Percentile ranking                              4%
Balanced Category Rank                                 (19 of 503 funds)

Of course, as a MUTUALS.com client, keep in mind that there are four MUTUALS.com Generation Wave Funds of varying risk levels. In the negative markets of the past year, our more aggressive, Generation Wave Aggressive Growth Fund (GWAGX), and growth, Generation Wave Growth Fund (GWGFX), oriented funds have, of course, showed larger losses than the more conservative fund groupings. These more aggressive fund groupings are also designed for the most market gain in a positive market. As always, we will continue to manage all of our Funds with the same discipline and long-term perspective in mind.

The future is, of course, uncertain. It always will be. That is why a long-term investment philosophy, proper asset allocation, rebalancing, and our multi-step mutual fund selection and screening process are so important.

Respectfully,

/s/Eric P. McDonald

Eric P. McDonald, President
MUTUALS.com, Inc.

Past performance is no guarantee of future results. Lipper Analytical Services, Inc is a nationally recognized, independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Ranking for the periods shown are based on fund total returns with dividends and distributions reinvested. The inception date of the MUTUALS.com Generation Wave Funds is June 21, 2001.

Mutual fund investing involves risk; loss of principal is possible. This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Quasar Distributors, LLC, distributor.

GENERATION WAVE AGGRESSIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term without regard to income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization.
The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will tend to have concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes that the Advisor believes are likely to benefit from demographic, economic and lifestyle trends. The Fund, at times, will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology, financial services or health care sectors. The Fund may also invest, in certain circumstances, in some other combination of funds and sectors. The Fund's sector breakdown at September 30, 2002 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F1>

                    Financial Services                 24.6%
                    Technology                         27.9%
                    Health Care                        29.0%
                    Leisure Industry                   14.1%
                    International                      12.1%
                    U.S. Treasury                       1.4%

*<F1>  Excludes net liabilities

                                   AGGRESSIVE
                                     GROWTH             S&P 500
                                   ----------           -------
Three months                        (18.64)%            (17.28)%
Six months                          (31.99)%            (28.36)%
One year                            (22.44)%            (20.49)%
Average annual since
  inception 6/21/01                 (27.59)%            (26.74)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS

GENERATION WAVE AGGRESSIVE GROWTH FUND
September 30, 2002 (Unaudited)                            Ticker Symbol:  GWAGX

DOMESTIC EQUITY FUNDS                                 SHARES        MARKET VALUE     % OF TOTAL
                                                      ------        ------------     ----------
Davis Financial Fund - Class A                       160,664        $  3,982,862          24.6%
Firsthand Technology Value Fund                       83,224           1,229,213           7.6%
INVESCO Leisure Fund - Investor Class                 75,320           2,287,456          14.1%
North Track PSE Tech 100 Index Fund - Class A         56,580             645,015           4.0%
Vanguard Health Care Fund                             58,543           2,420,165          14.9%
                                                                     -----------         ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $15,230,338)                   10,564,711          65.2%
                                                                     -----------         ------

GLOBAL EQUITY FUNDS
Eaton Vance Worldwide Health Sciences Fund - Class A 322,227           2,284,589          14.1%
PIMCO RCM Global Technology Fund - Institutional     163,401           2,637,301          16.3%
                                                                     -----------         ------
     TOTAL GLOBAL EQUITY FUNDS (COST $7,468,443)                       4,921,890          30.4%
                                                                     -----------         ------

INTERNATIONAL EQUITY FUNDS
ING International Small Cap Growth Fund - Class A     52,880             967,179           6.0%
Matthews Pacific Tiger Fund - Class I                127,737             984,853           6.1%
                                                                     -----------         ------
     TOTAL INTERNATIONAL EQUITY FUNDS (COST $2,319,419)                1,952,032          12.1%
                                                                     -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                  219,495             219,495           1.4%
                                                                     -----------         ------
     TOTAL MONEY MARKET FUND (COST $219,495)                             219,495           1.4%
                                                                     -----------         ------

TOTAL INVESTMENTS (COST $25,237,695)                                  17,658,128         109.1%
Liabilities, less Other Assets                                        (1,465,806)         -9.1%
                                                                     -----------         ------
NET ASSETS                                                           $16,192,322         100.0%
                                                                     -----------         ------
                                                                     -----------         ------

                         GROWTH OF A $10,000 INVESTMENT

     Date         Generation Wave Aggressive Growth Fund       S&P 500 Index
     ----         --------------------------------------       -------------
   6/21/2001*<F2>                 $10,000                         $10,000
   6/30/2001                      $10,200                          $9,899
   9/30/2001                       $8,530                          $8,446
  12/31/2001                      $10,140                          $9,349
   3/31/2002                       $9,729                          $9,375
   6/30/2002                       $8,132                          $8,119
   9/30/2002                       $6,616                          $6,716

*<F2>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The Fund will typically invest in equity funds, which are similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund will allocate its assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, and also may at times add fixed-income funds to the allocation, thus diminishing the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. The Fund's sector breakdown at September 30, 2002 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F3>

                    Financial Services                 33.5%
                    Technology                         22.2%
                    Health Care                        28.3%
                    Growth & Income                    23.6%
                    International                      10.4%

*<F3>  Excludes net liabilities

                                     GROWTH                  S&P 500
                                     ------                  -------
Three months                        (18.51)%                 (17.28)%
Six months                          (29.83)%                 (28.36)%
One year                            (21.40)%                 (20.49)%
Average annual since
  inception 6/21/01                 (25.43)%                 (26.74)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS
GENERATION WAVE GROWTH FUND
September 30, 2002 (Unaudited)                            Ticker Symbol:  GWGFX

DOMESTIC EQUITY FUNDS                                 SHARES        MARKET VALUE     % OF TOTAL
                                                      ------        ------------     ----------
Davis Financial Fund - Class A                       445,000         $11,031,547          33.5%
Dodge & Cox Stock Fund                                49,142           4,038,998          12.3%
Firsthand Technology Value Fund                       79,923           1,180,465           3.6%
Heritage Capital Appreciation Trust - Class A        218,374           3,712,357          11.3%
North Track PSE Tech 100 Index Fund - Class A         56,580             645,015           1.9%
Vanguard Health Care Fund                            225,561           9,324,685          28.3%
                                                                     -----------         ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $40,275,051)                   29,933,067          90.9%
                                                                     -----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional     340,922           5,502,472          16.7%
                                                                     -----------         ------
     TOTAL GLOBAL EQUITY FUND (COST $8,877,911)                        5,502,472          16.7%
                                                                     -----------         ------

INTERNATIONAL EQUITY FUNDS
Artisan International Fund                           115,930           1,654,323           5.0%
ING International Small Cap Growth Fund - Class A     96,289           1,761,133           5.4%
                                                                     -----------         ------
     TOTAL INTERNATIONAL EQUITY FUNDS (COST $4,545,632)                3,415,456          10.4%
                                                                     -----------         ------

TOTAL INVESTMENTS (COST $53,698,594)                                  38,850,995         118.0%
Liabilities, less Other Assets                                        (5,919,964)        -18.0%
                                                                     -----------         ------
NET ASSETS                                                           $32,931,031         100.0%
                                                                     -----------         ------
                                                                     -----------         ------

                         GROWTH OF A $10,000 INVESTMENT

     Date            Generation Wave Growth Fund             S&P 500 Index
     ----            ---------------------------             -------------
   6/21/2001*<F4>              $10,000                          $10,000
   6/30/2001                   $10,210                           $9,899
   9/30/2001                    $8,740                           $8,446
  12/31/2001                   $10,020                           $9,349
   3/31/2002                    $9,790                           $9,375
   6/30/2002                    $8,430                           $8,119
   9/30/2002                    $6,870                           $6,716

*<F4>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE ALTERNATIVE GROWTH FUND

The investment objective of the Fund is capital appreciation over the long term while providing a moderate level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization and fixed-income securities of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The equity funds in which the Fund may invest may be similar or identical to those used by one or more of the other Funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may also be invested in a broad mix of fixed-income funds made up of securities with varying maturities and credit qualities, while at other times, the Fund may be invested in just one particular type of fixed-income fund. The fixed-income fund component of the Fund's allocation helps to diminish the overall risk and volatility as compared to the other more aggressive Funds. The Fund's sector breakdown at September 30, 2002 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F5>

                    Financial Services                 13.3%
                    Technology                         16.7%
                    Health Care                        12.2%
                    Growth & Income                    38.1%
                    Government & Corporate Bonds       31.9%
                    U.S. Treasury                       0.2%

*<F5>  Excludes net liabilities

                                       ALTERNATIVE
                                          GROWTH                S&P 500
                                       -----------              -------
Three months                             (12.40)%              (17.28)%
Six months                               (21.20)%              (28.36)%
One year                                 (12.01)%              (20.49)%
Average annual since
  inception 6/21/01                      (17.54)%              (26.74)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS
GENERATION WAVE ALTERNATIVE GROWTH FUND
September 30, 2002 (Unaudited)                            Ticker Symbol:  GWLGX

DOMESTIC BOND FUND                                    SHARES        MARKET VALUE     % OF TOTAL
                                                      ------        ------------     ----------
Fremont Bond Fund                                    265,099         $ 2,786,186          21.3%
                                                                     -----------         ------
     TOTAL DOMESTIC BOND FUND (COST $2,733,153)                        2,786,186          21.3%
                                                                     -----------         ------

DOMESTIC EQUITY FUNDS
Davis Financial Fund - Class A                        70,002           1,735,344          13.3%
Dodge & Cox Stock Fund                                43,914           3,609,292          27.6%
Heritage Capital Appreciation Trust - Class A         80,958           1,376,291          10.5%
ICON Information Technology Fund                     154,308             922,761           7.0%
North Track PSE Tech 100 Index Fund - Class A             51                 583           0.0%
Vanguard Health Care Fund                             38,788           1,603,494          12.2%
                                                                     -----------         ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $12,095,605)                    9,247,765          70.6%
                                                                     -----------         ------

GLOBAL BOND FUND
PIMCO Real Return Fund - Class A                     121,134           1,386,987          10.6%
                                                                     -----------         ------
     TOTAL GLOBAL BOND FUND (COST $1,272,034)                          1,386,987          10.6%
                                                                     -----------         ------

GLOBAL EQUITY FUND
PIMCO RCM Global Technology Fund - Institutional      78,400           1,265,372           9.7%
                                                                     -----------         ------
     TOTAL GLOBAL EQUITY FUND (COST $2,058,348)                        1,265,372           9.7%
                                                                     -----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                   23,956              23,956           0.2%
                                                                     -----------         ------
     TOTAL MONEY MARKET FUND (COST $23,956)                               23,956           0.2%
                                                                     -----------         ------

TOTAL INVESTMENTS (COST $18,183,096)                                  14,710,266         112.4%
Liabilities, less Other Assets                                        (1,620,691)        -12.4%
                                                                     -----------         ------
NET ASSETS                                                           $13,089,575         100.0%
                                                                     -----------         ------
                                                                     -----------         ------

                         GROWTH OF A $10,000 INVESTMENT

     Date       Generation Wave Alternative Growth Fund      S&P 500 Index
     ----       ---------------------------------------      -------------
   6/21/2001*<F6>                $10,000                        $10,000
   6/30/2001                     $10,170                         $9,899
   9/30/2001                      $8,880                         $8,446
  12/31/2001                      $9,950                         $9,349
   3/31/2002                      $9,915                         $9,375
   6/30/2002                      $8,919                         $8,119
   9/30/2002                      $7,813                         $6,716

*<F6>  Inception date 6/21/01

              See accompanying notes to the financial statements.

GENERATION WAVE BALANCED FUND

The investment objective of the Fund is to provide current income and a low to moderate level of capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in fixed-income securities with varying maturities and credit qualities. The Fund may also invest in equity funds of varying types. The Advisor selects the mutual funds in which the Fund invests by applying its unique combination of objective and subjective criteria to over 12,000 mutual funds available on the market.

The fixed-income funds in which the Fund invests may be similar or identical to those used by one or more other Funds and may include types such as high-yield, convertible bond or municipal securities. Likewise, equity funds that the Fund may invest in may include any type of equity fund. Since the Fund's investments will typically involve a majority of fixed-income funds, the ups and downs of the equity market are cushioned. The Fund's sector breakdown at September 30, 2002 is shown below.

                     SECTOR BREAKDOWN % of Net Assets*<F7>

                    Balanced                           24.3%
                    Government & Corporate Bonds       42.9%
                    Growth                              9.9%
                    U.S. Treasury                      24.2%

*<F7>  Excludes net liabilities

                                         BALANCED                 S&P 500
                                         --------                 -------
Three months                             (6.07)%                  (17.28)%
Six months                              (12.06)%                  (28.36)%
One year                                 (4.43)%                  (20.49)%
Average annual since
  inception 6/21/01                      (8.50)%                  (26.74)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

PORTFOLIO OF INVESTMENTS
GENERATION WAVE BALANCED FUND
September 30, 2002 (Unaudited)                            Ticker Symbol:  GWBGX

CLOSED-END FUND                                       SHARES        MARKET VALUE     % OF TOTAL
                                                      ------        ------------     ----------
ING Senior Income Fund - Class Q                      52,809          $  770,488          21.2%
                                                                      ----------         ------
     TOTAL CLOSED-END FUND (COST $788,450)                               770,488          21.2%
                                                                      ----------         ------

DOMESTIC BALANCED FUND
Dodge & Cox Balanced Fund                             15,143             883,148          24.3%
                                                                      ----------         ------
     TOTAL DOMESTIC BALANCED FUND (COST $999,330)                        883,148          24.3%
                                                                      ----------         ------

DOMESTIC BOND FUNDS
Fremont Bond Fund                                     51,119             537,259          14.8%
Pioneer High Yield Fund - Class A                     27,374             251,014           6.9%
                                                                      ----------         ------
     TOTAL DOMESTIC BOND FUNDS (COST $820,688)                           788,273          21.7%
                                                                      ----------         ------

DOMESTIC EQUITY FUND
White Oak Growth Stock Fund                           17,754             360,754           9.9%
                                                                      ----------         ------
     TOTAL DOMESTIC EQUITY FUND (COST $647,281)                          360,754           9.9%
                                                                      ----------         ------

MONEY MARKET FUND
Federated Treasury Obligations Fund                  882,569             882,569          24.2%
                                                                      ----------         ------
     TOTAL MONEY MARKET FUND (COST $882,569)                             882,569          24.2%
                                                                      ----------         ------

TOTAL INVESTMENTS (COST $4,138,318)                                    3,685,232         101.3%
Liabilities, less Other Assets                                           (46,109)         -1.3%
                                                                      ----------         ------
NET ASSETS                                                            $3,639,123         100.0%
                                                                      ----------         ------
                                                                      ----------         ------

                         GROWTH OF A $10,000 INVESTMENT

     Date            Generation Wave Balanced Fund        S&P 500 Index
     ----            -----------------------------        -------------
   6/21/2001*<F8>                $10,000                     $10,000
   6/30/2001                     $10,000                      $9,899
   9/30/2001                      $9,340                      $8,446
  12/31/2001                     $10,100                      $9,349
   3/31/2002                     $10,151                      $9,375
   6/30/2002                      $9,503                      $8,119
   9/30/2002                      $8,926                      $6,716

*<F8>  Inception date 6/21/01

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002 (Unaudited)

                                          GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                         AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH       BALANCED
                                                FUND                FUND                FUND                FUND
                                         -----------------    ---------------    ------------------   ---------------
ASSETS
Investments in securities
     At acquisition cost                    $25,237,695         $53,698,594         $18,183,096          $4,138,318
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------
     At value                                17,658,128          38,850,995          14,710,266           3,685,232
Cash                                                 --                  88                  --                  --
Receivable for capital shares sold                7,900                  --              20,137                  --
Income receivable                                   128                  70                   7               1,201
Receivable from Advisor                           4,688              30,645               6,898               6,007
Other assets                                     12,067              16,093              11,370               9,483
                                            -----------         -----------         -----------          ----------
     TOTAL ASSETS                            17,682,911          38,897,891          14,748,678           3,701,923
                                            -----------         -----------         -----------          ----------

LIABILITIES
Payable for capital shares redeemed               9,885                  --              56,157              36,444
Payable to affiliates                            44,049              83,808              35,335              12,682
Payable for shareholder servicing fees            6,345              13,716               5,529               2,336
Payable to custodian                                 --                  --              23,099                  --
Loan payable                                  1,412,000           5,832,000           1,523,000                  --
Accrued interest payable                          4,994              21,481               4,798                  --
Accrued expenses and other liabilities           13,316              15,855              11,185              11,338
                                            -----------         -----------         -----------          ----------
     TOTAL LIABILITIES                        1,490,589           5,966,860           1,659,103              62,800
                                            -----------         -----------         -----------          ----------

NET ASSETS                                  $16,192,322         $32,931,031         $13,089,575          $3,639,123
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

Net assets consist of:
Paid-in capital                             $23,932,779         $48,105,222         $16,502,135          $4,038,267
Accumulated net investment income (loss)       (152,296)           (291,514)             (3,167)             42,991
Accumulated net realized gain (loss)             (8,594)            (35,078)             63,437              10,951
Net unrealized depreciation on investments   (7,579,567)        (14,847,599)         (3,472,830)           (453,086)
                                            -----------         -----------         -----------          ----------
NET ASSETS                                  $16,192,322         $32,931,031         $13,089,575          $3,639,123
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  $0.001 par value)                           2,456,402           4,793,207           1,685,156             412,482
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

Net asset value, redemption price and
  offering price per share                  $      6.59         $      6.87         $      7.77          $     8.82
                                            -----------         -----------         -----------          ----------
                                            -----------         -----------         -----------          ----------

              See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2002 (Unaudited)

                                          GENERATION WAVE     GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                         AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH       BALANCED
                                                FUND                FUND                FUND                FUND
                                         -----------------    ---------------    ------------------   ---------------
INVESTMENT INCOME
Dividend income                             $     2,297        $     39,858         $   118,248           $  56,327
                                            -----------        ------------         -----------           ---------

EXPENSES
Advisory fees                                    97,909             209,869              76,896              16,105
Administration fees                              27,170              52,419              21,837               7,347
Shareholder servicing fees                       25,766              55,229              20,236               4,238
Fund accounting fees                             23,073              42,504              18,960               7,719
Federal and state registration fees               9,098               9,168               9,024               9,045
Transfer agent fees and expenses                  7,408              11,472               6,651               4,374
Audit fees                                        4,412               4,412               4,412               4,412
Custody fees                                      2,657               5,484               2,112                 366
Reports to shareholders                           1,830               2,703                 957                 633
Legal fees                                        1,464               1,464               1,464               1,338
Other expenses                                      679                 987                 602                 434
                                            -----------        ------------         -----------           ---------
     TOTAL EXPENSES
       BEFORE INTEREST EXPENSE                  201,466             395,711             163,151              56,011
     Interest expense                            16,415              64,730              14,995                  --
                                            -----------        ------------         -----------           ---------
     TOTAL EXPENSES                             217,881             460,441             178,146              56,011
                                            -----------        ------------         -----------           ---------
     Less waivers and
       reimbursement by Advisor                 (63,288)           (129,069)            (56,731)            (30,582)
                                            -----------        ------------         -----------           ---------
     NET EXPENSES                               154,593             331,372             121,415              25,429
                                            -----------        ------------         -----------           ---------

NET INVESTMENT INCOME (LOSS)                   (152,296)           (291,514)             (3,167)             30,898
                                            -----------        ------------         -----------           ---------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
  from security transactions                         --             (26,737)                103                (141)
Net change in unrealized
  appreciation/depreciation on investments   (7,693,210)        (15,045,869)         (3,751,306)           (444,823)
                                            -----------        ------------         -----------           ---------
NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                        (7,693,210)        (15,072,606)         (3,751,203)           (444,964)
                                            -----------        ------------         -----------           ---------
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                           $(7,845,506)       $(15,364,120)        $(3,754,370)          $(414,066)
                                            -----------        ------------         -----------           ---------
                                            -----------        ------------         -----------           ---------

              See accompanying notes to the financial statements.

STATEMENTS OF CASH FLOWS
For the Six Months Ended September 30, 2002 (Unaudited)

                                                                        GENERATION WAVE     GENERATION WAVE     GENERATION WAVE
                                                                       AGGRESSIVE GROWTH         GROWTH        ALTERNATIVE GROWTH
                                                                              FUND                FUND                FUND
                                                                       -----------------    ---------------    ------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets from operations                             $(7,845,506)       $(15,364,120)        $(3,754,370)
   Adjustments to reconcile net decrease in net assets
     from operations to net cash provided by operating activities:
        Purchase of investment securities                                  (2,952,451)         (2,647,503)         (1,276,738)
        Proceeds on sale of securities                                      3,395,353           4,021,723           2,079,352
        Increase/decrease in other receivables and assets                      (8,667)            (17,239)             15,773
        Increase in accrued expenses and other liabilities                      9,719              28,638              20,121
        Net realized gain/loss on investments                                       0              26,737                (103)
        Unrealized appreciation/depreciation on investments                 7,693,210          15,045,869           3,751,306
                                                                          -----------        ------------         -----------
Net cash provided by operating activities                                     291,658           1,094,105             835,341
                                                                          -----------        ------------         -----------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in loan payable                                                 1,412,000           5,832,000           1,523,000
   Proceeds on capital shares sold                                          1,450,954           1,824,894             792,613
   Payment on capital shares redeemed                                      (3,154,612)         (8,750,911)         (3,174,053)
                                                                          -----------        ------------         -----------
Net cash used by financing activities                                        (291,658)         (1,094,017)           (858,440)
                                                                          -----------        ------------         -----------
NET INCREASE/DECREASE IN CASH                                                      --                  88             (23,099)

Cash at beginning of year                                                          --                  --                  --
                                                                          -----------        ------------         -----------
Cash at end of year                                                       $        --        $         88         $   (23,099)
                                                                          -----------        ------------         -----------
                                                                          -----------        ------------         -----------

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           GENERATION WAVE                             GENERATION WAVE
                                                       AGGRESSIVE GROWTH FUND                            GROWTH FUND
                                            ------------------------------------------   -----------------------------------------
                                               SIX MONTHS ENDED                           SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002       PERIOD ENDED      SEPTEMBER 30, 2002       PERIOD ENDED
                                                 (UNAUDITED)       MARCH 31, 2002(1)<F9>     (UNAUDITED)     MARCH 31, 2002(1)<F9>
                                              ------------------   --------------------- ------------------  ---------------------
FROM OPERATIONS
     Net investment loss                         $  (152,296)         $  (135,507)           $  (291,514)         $  (207,165)
     Net realized loss
       from security transactions                         --             (150,437)               (26,737)            (447,478)
     Capital gain distributions from
       other investment companies                         --              243,539                     --              439,137
     Net change in unrealized
       appreciation/depreciation on investments   (7,693,210)             113,643            (15,045,869)             198,270
                                                 -----------          -----------            -----------          -----------
Net increase (decrease) in net assets
  from operations                                 (7,845,506)              71,238            (15,364,120)             (17,236)
                                                 -----------          -----------            -----------          -----------

FROM DISTRIBUTIONS
     Net realized gain on investments                     --             (101,696)                    --                   --
                                                 -----------          -----------            -----------          -----------
Net decrease in net assets resulting
  from distributions paid                                 --             (101,696)                    --                   --
                                                 -----------          -----------            -----------          -----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                     1,443,307           28,603,939              1,824,394           60,440,327
     Net asset value of shares issued in
       reinvestment of distributions
       to shareholders                                    --              100,120                     --                   --
     Payments for shares redeemed                 (3,164,497)          (2,914,593)            (8,710,200)          (5,242,144)
                                                 -----------          -----------            -----------          -----------
Net increase (decrease) in net assets
  from capital share transactions                 (1,721,190)          25,789,466             (6,885,806)          55,198,183
                                                 -----------          -----------            -----------          -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                   (9,566,696)          25,759,008            (22,249,926)          55,180,947

NET ASSETS:
     Beginning of period                         $25,759,018                   10             55,180,957                   10
                                                 -----------          -----------            -----------          -----------
     End of period                               $16,192,322          $25,759,018            $32,931,031          $55,180,957
                                                 -----------          -----------            -----------          -----------
                                                 -----------          -----------            -----------          -----------
ACCUMULATED NET INVESTMENT LOSS                  $  (152,296)         $        --            $  (291,514)         $        --
                                                 -----------          -----------            -----------          -----------
                                                 -----------          -----------            -----------          -----------

(1)<F9>  Funds commenced operations on June 21, 2001.

              See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           GENERATION WAVE                             GENERATION WAVE
                                                       ALTERNATIVE GROWTH FUND                      BALANCED FUND(2)<F11>
                                              ------------------------------------------ ------------------------------------------
                                               SIX MONTHS ENDED                           SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002       PERIOD ENDED      SEPTEMBER 30, 2002       PERIOD ENDED
                                                 (UNAUDITED)      MARCH 31, 2002(1)<F10>     (UNAUDITED)     MARCH 31, 2002(1)<F10>
                                              ------------------  ---------------------- ------------------  ----------------------
FROM OPERATIONS
     Net investment income (loss)                $    (3,167)          $    73,842           $   30,898            $   39,680
     Net realized gain (loss)
       from security transactions                        103               (65,837)                (141)               (8,606)
     Capital gain distributions from
       other investment companies                         --               162,139                   --                19,698
     Net change in unrealized
       appreciation/depreciation on investments   (3,751,306)              278,476             (444,823)               (8,263)
                                                 -----------           -----------           ----------            ----------
Net increase (decrease) in net assets
  from operations                                 (3,754,370)              448,620             (414,066)               42,509
                                                 -----------           -----------           ----------            ----------

FROM DISTRIBUTIONS
     Net investment income                                --              (103,897)                  --               (27,587)
     Net realized gain on investments                     --                (2,913)                  --                    --
                                                 -----------           -----------           ----------            ----------
Net decrease in net assets resulting
  from distributions paid                                 --              (106,810)                  --               (27,587)
                                                 -----------           -----------           ----------            ----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                       812,750            23,398,555            2,990,219             2,945,945
     Net asset value of shares issued in
       reinvestment of distributions
       to shareholders                                    --               106,810                   --                27,587
     Payments for shares redeemed                 (3,230,210)           (4,585,780)          (1,390,656)             (584,798)
                                                 -----------           -----------           ----------            ----------
Net increase (decrease) in net assets
  from capital share transactions                 (2,417,460)           18,919,585            1,599,563             2,388,734
                                                 -----------           -----------           ----------            ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                   (6,171,830)           19,261,395            1,185,497             2,403,656

NET ASSETS:
     Beginning of period                          19,261,405                    10            2,453,626                49,970
                                                 -----------           -----------           ----------            ----------
     End of period                               $13,089,575           $19,261,405           $3,639,123            $2,453,626
                                                 -----------           -----------           ----------            ----------
                                                 -----------           -----------           ----------            ----------
ACCUMULATED NET INVESTMENT
  INCOME (LOSS)                                  $    (3,167)          $        --           $   42,991            $   12,093
                                                 -----------           -----------           ----------            ----------
                                                 -----------           -----------           ----------            ----------

(1)<F10>  Funds commenced operations on June 21, 2001.
(2)<F11> Formerly the Generation Wave Balanced Growth Fund for the period ended March 31, 2002.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                            GENERATION WAVE
                                                                        AGGRESSIVE GROWTH FUND
                                                             ---------------------------------------------
                                                              SIX MONTHS ENDED
                                                             SEPTEMBER 30, 2002          PERIOD ENDED
                                                                (UNAUDITED)         MARCH 31, 2002(1)<F12>
                                                             ------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   9.69                 $  10.00
                                                                  --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                             (0.06)(5)<F16>           (0.05)(5)<F16>
     Net realized and unrealized loss on investments                 (3.04)                   (0.22)
                                                                  --------                 --------
Total from investment operations                                     (3.10)                   (0.27)
                                                                  --------                 --------

LESS DISTRIBUTIONS PAID:
     From net realized gain on investments                              --                    (0.04)
                                                                  --------                 --------
Total distributions paid                                                --                    (0.04)
                                                                  --------                 --------

NET ASSET VALUE, END OF PERIOD                                    $   6.59                 $   9.69
                                                                  --------                 --------
                                                                  --------                 --------

TOTAL RETURN(2)<F13>                                              (31.99)%                  (2.71)%
                                                                  --------                 --------
                                                                  --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                $16,192                  $25,759

Ratio of expenses to average net assets(3)<F14>(4)<F15>              1.50%                    1.50%

Ratio of net investment loss
  to average net assets(3)<F14>(4)<F15>                            (1.48)%                  (0.90)%

Portfolio turnover rate(2)<F13>                                      0.00%                   19.50%

(1)<F12>  Fund commenced operations on June 21, 2001.
(2)<F13>  Not annualized for periods less than a full year.
(3)<F14> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.11% and the ratio of net investment loss to average net assets would have been (2.09)% for the six months ended September 30, 2002. The ratio of expenses to average net assets would have been 1.96% and the ratio of net investment loss to average net assets would have been (1.36)% for the period ended March 31, 2002.
(4)<F15>  Annualized.
(5)<F16>  Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                             GROWTH FUND
                                                             ---------------------------------------------
                                                              SIX MONTHS ENDED
                                                             SEPTEMBER 30, 2002          PERIOD ENDED
                                                                (UNAUDITED)         MARCH 31, 2002(1)<F17>
                                                             ------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   9.79                 $  10.00
                                                                  --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                             (0.06)(5)<F21>           (0.04)(5)<F21>
     Net realized and unrealized loss on investments                 (2.86)                   (0.17)
                                                                  --------                 --------
Total from investment operations                                     (2.92)                   (0.21)
                                                                  --------                 --------

NET ASSET VALUE, END OF PERIOD                                    $   6.87                 $   9.79
                                                                  --------                 --------
                                                                  --------                 --------

TOTAL RETURN(2)<F18>                                              (29.83)%                  (2.10)%
                                                                  --------                 --------
                                                                  --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                $32,931                  $55,181

Ratio of expenses to average net assets(3)<F19>(4)<F20>              1.50%                    1.50%

Ratio of net investment loss
  to average net assets(3)<F19>(4)<F20>                            (1.32)%                  (0.63)%

Portfolio turnover rate(2)<F18>                                      0.17%                   27.91%

(1)<F17>  Fund commenced operations on June 21, 2001.
(2)<F18>  Not annualized for periods less than a full year.
(3)<F19> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.08% and the ratio of net investment loss to average net assets would have been (1.90)% for the six months ended September 30, 2002. The ratio of expenses to average net assets would have been 1.76% and the ratio of net investment loss to average net assets would have been (0.89)% for the period ended March 31, 2002.
(4)<F20>  Annualized.
(5)<F21> Per share net investment loss was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                           GENERATION WAVE
                                                                       ALTERNATIVE GROWTH FUND
                                                             ---------------------------------------------
                                                              SIX MONTHS ENDED
                                                             SEPTEMBER 30, 2002          PERIOD ENDED
                                                                (UNAUDITED)         MARCH 31, 2002(1)<F22>
                                                             ------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   9.86                 $  10.00
                                                                  --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                              --(5)<F26>(6)<F27>     0.04(6)<F27>
     Net realized and unrealized loss on investments                 (2.09)                   (0.13)
                                                                  --------                 --------
Total from investment operations                                     (2.09)                   (0.09)
                                                                  --------                 --------

LESS DISTRIBUTIONS PAID:
     From net investment income                                         --                    (0.05)
     From net realized gain on investments                              --                       --(5)<F26>
                                                                  --------                 --------
Total distributions paid                                                --                    (0.05)
                                                                  --------                 --------

NET ASSET VALUE, END OF PERIOD                                    $   7.77                  $  9.86
                                                                  --------                 --------
                                                                  --------                 --------

TOTAL RETURN(2)<F23>                                              (21.20)%                  (0.85)%
                                                                  --------                 --------
                                                                  --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                $13,090                  $19,261

Ratio of expenses to average net assets(3)<F24>(4)<F25>              1.50%                    1.50%

Ratio of net investment income (loss)
  to average net assets(3)<F24>(4)<F25>                            (0.04)%                    0.63%

Portfolio turnover rate(2)<F23>                                      0.00%                   19.36%

(1)<F22>   Fund commenced operations on June 21, 2001.
(2)<F23>   Not annualized for periods less than a full year.
(3)<F24> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.20% and the ratio of net investment loss to average net assets would have been (0.74)% for the six months ended September 30, 2002. The ratio of expenses to average net assets would have been 2.12% and the ratio of net investment income to average net assets would have been 0.01% for the period ended March 31, 2002.
(4)<F25>   Annualized.
(5)<F26>   Less than one cent per share.
(6)<F27> Per share net investment income was calculated prior to tax adjustments.

              See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                                                     GENERATION WAVE
                                                                                  BALANCED FUND(6)<F33>
                                                                       ---------------------------------------------
                                                                        SIX MONTHS ENDED
                                                                       SEPTEMBER 30, 2002          PERIOD ENDED
                                                                          (UNAUDITED)         MARCH 31, 2002(1)<F28>
                                                                       ------------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $  10.03                 $  10.00
                                                                            --------                 --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                      0.05(5)<F32>             0.17
     Net realized and unrealized loss on investments                           (1.26)                   (0.02)
                                                                            --------                 --------
Total from investment operations                                               (1.21)                    0.15
                                                                            --------                 --------

LESS DISTRIBUTIONS PAID:
     From net investment income                                                   --                    (0.12)
                                                                            --------                 --------
Total distributions paid                                                          --                    (0.12)
                                                                            --------                 --------

NET ASSET VALUE, END OF PERIOD                                              $   8.82                 $  10.03
                                                                            --------                 --------
                                                                            --------                 --------

TOTAL RETURN(2)<F29>                                                        (12.06)%                    1.51%
                                                                            --------                 --------
                                                                            --------                 --------

SUPPLEMENTAL DATA AND RATIOS:

Net assets at end of period (000's)                                           $3,639                   $2,454

Ratio of expenses to average net assets(3)<F30>(4)<F31>                        1.50%                    1.50%

Ratio of net investment income
  to average net assets(3)<F30>(4)<F31>                                        1.82%                    2.67%

Portfolio turnover rate(2)<F29>                                                0.94%                   19.90%

(1)<F28>   Fund commenced operations on June 21, 2001.
(2)<F29>   Not annualized for periods less than a full year.
(3)<F30> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 3.30% and the ratio of net investment income to average net assets would have been 0.02% for the six months ended September 30, 2002. The ratio of expenses to average net assets would have been 5.93% and the ratio of net investment loss to average net assets would have been (1.76)% for the period ended March 31, 2002.
(4)<F31>   Annualized.
(5)<F32> Per share net investment income was calculated prior to tax adjustments.
(6)<F33> Formerly the Generation Wave Balanced Growth Fund for the period ended March 31, 2002.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2002 (Unaudited)

(1)  ORGANIZATION

MUTUALS.com (formerly 1-800-MUTUALS Advisor Series) (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund (formerly Generation Wave Balanced Growth Fund) (the "Funds"), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of each Fund are segregated, and a shareholder's interest is limited
to the Fund in which shares are held.   The Funds became effective and commenced
operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.

  (a) Investment Valuation - The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

  (b) Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

  (c) Distributions to Shareholders - The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the period June 21, 2001 through March 31, 2002 were as follows:

                                         ORDINARY   SHORT-TERM     LONG-TERM
                                          INCOME   CAPITAL GAINS CAPITAL GAINS
                                         --------  ------------- -------------
Generation Wave Aggressive Growth Fund   $     --     $   --       $101,696
Generation Wave Alternative Growth Fund   103,897      2,913             --
Generation Wave Balanced Fund              27,587         --             --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                              ACCUMULATED NET     ACCUMULATED
                                             INVESTMENT INCOME   LONG-TERM GAIN
                                             -----------------   --------------
Generation Wave Aggressive Growth Fund             $    --         $117,035
Generation Wave Growth Fund                             --          439,137
Generation Wave Alternative Growth Fund                 --          152,434
Generation Wave Balanced Fund                       12,093           19,660

  (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with MUTUALS.com, Inc. (the "Advisor"), with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund's average daily net assets. The Trust has also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provide certain services to the shareholders. The Advisor receives an annual rate of 0.25% of each Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2003, its management fee and/or reimburse the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed 1.50% of each Fund's average daily net assets. For the six months ended September 30, 2002, expenses of $63,288, $129,069, $56,731 and $30,582 were waived by the Advisor in the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, Generation Wave Alternative Growth Fund and Generation Wave Balanced Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The Advisor, through its affiliated broker, may also receive compensation by the way of commissions from the underlying funds' distributor and 12b-1 distribution fees and sub-transfer agent fees from the underlying funds in which the Funds invest. For the six months ended September 30, 2002, the Advisor received $78,614 of these fees.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Funds.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Generation Wave Aggressive Growth Fund were as follows:

                                      SIX MONTHS ENDED        PERIOD ENDED
                                     SEPTEMBER 30, 2002  MARCH 31, 2002(1)<F34>
                                     ------------------  ----------------------
Shares sold                               187,744             2,950,756
Shares issued to holders in
  reinvestment of distributions                --                 9,874
Shares redeemed                          (390,171)             (301,802)
                                         --------             ---------
Net increase (decrease)                  (202,427)            2,658,828
                                         --------             ---------
                                         --------             ---------

Transactions in shares of the Generation Wave Growth Fund were as follows:

                                      SIX MONTHS ENDED        PERIOD ENDED
                                     SEPTEMBER 30, 2002  MARCH 31, 2002(1)<F34>
                                     ------------------  ----------------------
Shares sold                               211,026             6,183,057
Shares issued to holders in
  reinvestment of distributions                --                    --
Shares redeemed                        (1,052,557)             (548,320)
                                       ----------             ---------
Net increase (decrease)                  (841,531)            5,634,737
                                       ----------             ---------
                                       ----------             ---------

Transactions in shares of the Generation Wave Alternative Growth Fund were as follows:

                                      SIX MONTHS ENDED        PERIOD ENDED
                                     SEPTEMBER 30, 2002  MARCH 31, 2002(1)<F34>
                                     ------------------  ----------------------
Shares sold                                96,728             2,415,832
Shares issued to holders in
  reinvestment of distributions                --                10,789
Shares redeemed                          (365,684)             (472,510)
                                         --------             ---------
Net increase (decrease)                  (268,956)            1,954,111
                                         --------             ---------
                                         --------             ---------

Transactions in shares of the Generation Wave Balanced Fund were as follows:

                                      SIX MONTHS ENDED        PERIOD ENDED
                                     SEPTEMBER 30, 2002  MARCH 31, 2002(1)<F34>
                                     ------------------  ----------------------
Shares sold                               318,706               295,441
Shares issued to holders in
  reinvestment of distributions                --                 2,750
Shares redeemed                          (150,869)              (58,543)
                                         --------               -------
Net increase                              167,837               239,648
                                         --------               -------
                                         --------               -------

(1)<F34>  All Funds commenced operations on June 21, 2001.

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2002, are summarized below:

                                                 PURCHASES           SALES
                                                 ---------           -----
Generation Wave Aggressive Growth Fund          $1,001,000          $    --
Generation Wave Growth Fund                      1,038,109           80,000
Generation Wave Alternative Growth Fund            126,326               --
Generation Wave Balanced Fund                      965,777           25,831

There were no purchases or sales of U.S. government securities for any of the Funds.

At September 30, 2002, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $25,237,695, $53,698,594, $18,183,096 and $4,138,318 were as follows:

                                                                                         NET
                                                 APPRECIATION    (DEPRECIATION)      DEPRECIATION
                                                 ------------     -------------      ------------
Generation Wave Aggressive Growth Fund            $  15,929       $ (7,595,496)     $ (7,579,567)
Generation Wave Growth Fund                              --        (14,847,599)      (14,847,599)
Generation Wave Alternative Growth Fund             168,921         (3,641,751)       (3,472,830)
Generation Wave Balanced Fund                        10,028           (463,114)         (453,086)

As of March 31, 2002 the Funds had no capital loss carryforwards and no post-October losses.

6) CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Generation Wave Aggressive Growth Fund ("Aggressive Growth Fund"), the Generation Wave Growth Fund ("Growth Fund") and the Generation Wave Alternative Growth Fund ("Alternative Growth Fund") a credit facility pursuant to three separate Loan and Security Agreements for each of the above mentioned Funds dated March 7, 2002 for the purpose of purchasing portfolio securities. For the six months April 1, 2002 through September 30, 2002, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.75%. Advances are collateralized by a first lien against the Funds' assets. During the six months ended September 30, 2002, the Aggressive Growth, Growth and Alternative Growth Funds had outstanding average daily balances of $679,820, $2,681,219 and $621,486, respectively. The maximum amounts outstanding during the six months ended September 30, 2002, were $1,412,000, $5,832,000 and $1,523,000, for the
Aggressive Growth, Growth and Alternative Growth Funds, respectively. Interest expense amounted to $16,415 for the Aggressive Growth Fund, $64,730 for the Growth Fund and $14,995 for the Alternative Growth Fund for the six months ended September 30, 2002. At September 30, 2002, the loan payable balances were $1,412,000, $5,832,000 and $1,523,000 for the Aggressive Growth, Growth and Alternative Growth Funds, respectively.

MUTUALS.COM
GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED FUND

Investment Advisor                   MUTUALS.COM, INC.
                                     Plaza of the Americas
                                     700 North Pearl Street, LB #373
                                     Dallas, Texas 75201

Legal Counsel                        GODFREY & KAHN, S.C.
                                     780 North Water Street
                                     Milwaukee, Wisconsin 53202

Independent Auditors                 ERNST & YOUNG LLP
                                     111 East Kilbourn Avenue
                                     Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant,     U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator               615 East Michigan Street
                                     Milwaukee, Wisconsin 53202

Custodian                            U.S. BANK, N.A.
                                     425 Walnut Street
                                     Cincinnati, Ohio 45202

Distributor                          QUASAR DISTRIBUTORS, LLC
                                     615 East Michigan Street
                                     Milwaukee, Wisconsin 53202